New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2020
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

32.  New standards and interpretations not yet adopted

A number of new and amended standards are effective for annual periods beginning after January 1, 2020 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements. These new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements.

-Interest Rate Benchmarking Reform (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16).

-COVID-19 Related Rent Concessions (Amendment to IFRS 16).

-Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37).

-Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).

-Reference to the Conceptual Framework (Amendments to IFRS 3).

-Classification of Liabilities as Current or Non-current (Amendments to IAS 1).

-IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts.